Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	224,687	207,172	656,457	632,610	825,460	1,496,725
Professional Fees	23,294	87,220	89,390	317,134	339,710	326,982
Officer’s Salary	172,335	168,770	515,584	518,423	779,742	734,427
Rent - Related Party						3,683
Research and Development	39,129	62,118	165,256	139,491	176,431	197,745
Total Operating Expenses	459,445	525,280	1,426,687	1,607,658	2,121,343	2,759,562
Loss from Operations	(459,445)	(525,280)	(1,426,687)	(1,607,658)	(2,121,343)	(2,759,562)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)						90,100
Net change in unrealized depreciation on investment in gold bullion	(17,055)	(34,053)	4,526	(39,454)	38	(13,004)
Interest expense	(121,969)	(74,747)	(359,088)	(535,078)	(609,129)	(660,419)
Amortization of debt issue costs		(176,276)		(712,977)	(1,111,580)	(4,702,918)
Interest income	49,196		76,103
Total Other Income/(Expenses)	(89,828)	(285,076)	(278,459)	(1,287,509)	(1,720,671)	(5,286,241)
Net (Loss) before Provision for Income Taxes	(549,273)	(810,356)	(1,705,146)	(2,895,167)	(3,842,014)	(8,045,803)
Provision for Income Taxes
Net (Loss)	(549,273)	(810,356)	(1,705,146)	(2,895,167)	$ (3,842,014)	$ (8,045,803)
Other Comprehensive Income
Change in unrealized value of available-for-sale securities, net of income tax	(13,021)
Total Operating and Comprehensive Loss	$ (562,294)	$ (810,356)	$ (1,705,146)	$ (2,895,167)
Net Income (Loss) Per Share - Basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Net Income (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic	1,033,374,219	976,587,869	1,032,946,226	960,027,786	974,307,366	877,612,187
Weighted average number of shares outstanding during the period - Diluted	1,033,374,219	976,587,869	1,032,946,226	960,027,786	974,307,366	877,612,187